Acquisitions and Other - SLF of Canada UK Limited Disposition (Details) - CAD ($) $ in Millions		3 Months Ended
	Apr. 03, 2023	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Gain on disposition	$ 12
Cash consideration	418
Less: Net assets	(359)
Less: Foreign currency translation, transaction costs, and other adjustments	$ (47)
Sun Life UK | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Gain on disposition		$ 12